Schedule of number and weighted average exercise prices of stop options (Details)	12 Months Ended
	May 31, 2019 CAD ($) Share	May 31, 2018 CAD ($) Share
Disclosure of classes of share capital [Abstract]
Balance | Share	5,770,834	4,100,000
Granted | Share	3,050,000	3,400,000
Exercised | Share	(133,333)	(1,333,333)
Expired/Cancelled | Share		(395,833)
Balance | Share	8,687,501	5,770,834
Weighted average exercise price, Balance | $	$ 0.47	$ 0.32
Weighted average exercise price, Granted | $	0.77	0.58
Weighted average exercise price, Exercised | $	0.36	0.29
Weighted average exercise price, Expired/Cancelled | $		0.55
Weighted average exercise price, Balance | $	$ 0.57	$ 0.47